Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	We have a stock ownership policy that requires (i) each member of our Executive Leadership Team, which includes our executive officers, to own a minimum of two times their annual base salary and (ii) directors, who were directors prior to February 21, 2023, to own a minimum of 10,000 shares of our common stock. Executive Leadership Team members are permitted to sell and or surrender up to 50 percent of vested stock awards primarily to satisfy tax withholding obligations on vested shares. Director deferred units held in our Amended and Restated Non-Employee Director Deferred Compensation Plan are included in such director’s ownership calculations.
Award Timing Method [Text Block]	There is no period for either our Executive Leadership Team members or directors to achieve compliance; however, such covered persons may not sell our common stock until the applicable stock ownership threshold is satisfied.